Dividends on ordinary shares - Schedule of Dividends On Ordinary Shares (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
DIVIDENDS ON ORDINARY SHARES (Details) - Schedule of Dividends On Ordinary Shares [Line Items]
Dividend per share (GBP per share)	£ 0.0290	£ 0.0252	£ 0.0213
Total dividends paid	£ 1,828	£ 1,651	£ 1,475
Final dividend recommended by directors at previous year end
DIVIDENDS ON ORDINARY SHARES (Details) - Schedule of Dividends On Ordinary Shares [Line Items]
Dividend per share (GBP per share)	£ 0.0184	£ 0.0160	£ 0.0133
Total dividends paid		£ 1,059	£ 930
Dividends proposed or declared before financial statements authorised for issue		£ 1,169
Interim dividend paid in the year
DIVIDENDS ON ORDINARY SHARES (Details) - Schedule of Dividends On Ordinary Shares [Line Items]
Dividend per share (GBP per share)	£ 0.0106	£ 0.0092	£ 0.0080
Total dividends paid	£ 659	£ 592	£ 545